Subsequent Events (Detail) - Subsequent Event	Jun. 01, 2018	Apr. 06, 2018 USD ($)
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.08333
Line of Credit
Subsequent Event [Line Items]
Repayments of debt		$ 1,100,000